UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

JoEllen L. Legg, Esq. Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	November 1, 2009 – January 31, 2010

Item 1. Schedule of Investments.

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

January 31, 2010

		Value
Face Value		(Note 1)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 47.09%
	Federal Home Loan Bank
$15,000,000	0.06%, 2/10/10 DN	$14,999,775
8,100,000	0.07%, 2/24/10 DN	8,099,638
15,000,000	0.09%, 4/12/10 DN	14,997,375
15,000,000	0.06%*, 4/30/10	15,000,000

	Federal Home Loan Mortgage Corporation
10,000,000	0.07%, 2/16/10 DN	9,999,708
16,200,000	0.26%, 3/1/10 DN	16,196,787
2,000,000	0.19%, 6/7/10 DN	1,998,670
7,000,000	0.18%, 6/9/10 DN	6,995,520
6,000,000	0.18%, 6/15/10 DN	5,995,980

	Federal National Mortgage Association
10,000,000	0.06%, 2/3/10 DN	9,999,967
8,000,000	0.06%, 2/8/10 DN	7,999,907
10,000,000	0.21%, 3/10/10 DN	9,997,841
20,000,000	0.18%, 7/7/10 DN	19,984,833

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $142,266,001)		142,266,001

			Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 52.92%
	Agreement with Bank of America and Bank of New York (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $32,910,302	32,910,000	$33,568,468

	Agreement with Barclays and Bank of New York (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $55,000,504	55,000,000	56,100,459

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,240,266

	Agreement with Credit Suisse First Boston and JPMorgan Chase & Co. (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,243,751

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,240,745

	Agreement with ING Financial Markets and JPMorgan Chase & Co. (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,240,745

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,240,025

	Agreement with UBS Warburg and JPMorgan Chase & Co. (Tri-party), 0.11%, dated 1/29/10 and maturing 2/1/10, collateralized by United States Government and Agency Obligations with a repurchase amount of $12,000,110	12,000,000	12,241,275

TOTAL REPURCHASE AGREEMENTS (Cost $159,910,000)		159,910,000	163,115,734

TOTAL INVESTMENTS (Cost $302,176,001)	100.01%	$302,176,001
Liabilities in Excess of Other Assets	-0.01%	(36,564)
NET ASSETS	100.00%	$302,139,437

*Floating rate security - rate disclosed as of January 31, 2010.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $302,176,001

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See accompanying Notes to Quarterly Statement of Investments.

American Freedom U.S. Government Money Market Fund

Notes to Quarterly Statement of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940 as amended (“1940 Act”). The American Freedom U.S. Government Money Market Fund (the “Fund”) is one of seven separate series offered to the public under the Trust as of January 31, 2010. The Fund has one share class, Class I, which incurs ongoing fees, but is not subject to sales and redemption charges. The Fund’s principal investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 — Quoted prices in active markets for identical investments

•                  Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government & Agency Obligations	$—	$142,266,001	$—	$142,266,001
Repurchase Agreements Collateralized by U.S. Government Obligations	—	159,910,000	—	159,910,000
TOTAL	$—	$302,176,001	$—	$302,176,001

For the nine months ended January 31, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

At January 31, 2010, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2010, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	—
Net unrealized depreciation	$—
Cost of investments for income tax purposes	$302,176,001

ALPS/Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

January 31, 2010

		Value
	Shares	(Note 1)
COMMON STOCKS (98.28%)
COMMUNICATIONS (1.50%)
Internet (1.50%)
Internet Capital Group, Inc. (a)	203,600	$1,268,428

TOTAL COMMUNICATIONS		1,268,428

DIVERSIFIED (10.91%)
Diversified Operations (1.33%)
Wendel Investissement	20,450	1,122,533

Holding Companies-Diversified (9.58%)
Ackermans & van Haaren N.V.	22,025	1,521,540
HAL Trust	29,500	2,998,101
Leucadia National Corp. (a)	160,500	3,583,965
		8,103,606
TOTAL DIVERSIFIED		9,226,139

FINANCIAL (85.87%)
Closed-End Funds (20.55%)
AP Alternative Assets LP (a)	349,126	2,513,707
ARC Capital Holdings, Ltd. (a)	1,542,400	1,465,280
Candover Investments PLC (a)	244,833	2,011,608
Electra Private Equity PLC (a)	102,400	2,144,280
Graphite Enterprise Trust PLC	428,553	2,008,874
HgCapital Trust PLC	195,498	2,581,265
Princess Private Equity Holding, Ltd. (a)	345,300	1,670,868
Private Equity Investor PLC (a)	377,000	680,973
SVG Capital PLC (a)	1,024,368	2,298,970
		17,375,825
Diversified Financial Services (27.55%)
Brait SA	485,128	1,336,309
Conversus Capital LP (a)	339,342	4,665,953
GP Investments, Ltd. (a)	515,000	2,568,170
Intermediate Capital Group PLC	399,600	1,715,701
KKR & Co. Guernsey LP (a)	771,775	7,679,161
KTB Securities Co., Ltd. (a)	234,000	740,220
Onex Corp.	198,900	4,594,650
		23,300,164
Investment Companies (17.96%)
China Merchants China Direct Investments, Ltd. (a)	1,012,500	2,164,813
DeA Capital SpA (a)	680,537	1,110,576
Eurazeo	26,000	1,896,179
Investor AB	113,300	2,008,770
Macquarie International Infrastructure Fund, Ltd.	2,611,900	891,529
MVC Capital, Inc.	165,050	1,931,085
Prospect Capital Corp.	146,700	1,673,847
Ratos AB, B Shares	126,425	3,516,202
		15,193,001
Venture Capital (19.81%)
3i Group PLC	842,500	3,572,871
3i Infrastructure PLC	1,461,500	2,406,281

Altamir Amboise (a)	359,126	2,828,234
Deutsche Beteiligungs AG	80,100	1,987,951
Dinamia Capital Privado S.C.R., SA	119,100	1,659,579
GIMV N.V.	61,800	3,172,087
IP Group PLC (a)	1,210,950	1,122,702
		16,749,705
TOTAL FINANCIAL		72,618,695

TOTAL COMMON STOCKS (Cost $70,557,886)		83,113,262

				Value
	7-Day Yield		Shares	(Note 1)
SHORT TERM INVESTMENTS (1.75%)
MONEY MARKET FUND (1.75%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00	%(b)	1,485,008	1,485,008

TOTAL SHORT TERM INVESTMENTS (Cost $1,485,008)				1,485,008

TOTAL INVESTMENTS (100.03%) (Cost $72,042,894)				$84,598,270

Liabilities In Excess Of Other Assets (-0.03%)				(28,640)

NET ASSETS (100.00%)				$84,569,630

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a) Non-Income Producing Security.

(b) Less than 0.005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See accompanying Notes to Quarterly Statement of Investments.

ALPS/Red Rocks Listed Private Equity Fund

Notes to Quarterly Statement of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS/Red Rocks Listed Private Equity Fund (the “Fund”) formerly Listed Private Equity Fund is one of seven separate series offered to the public under the Trust as of January 31, 2010. This Fund commenced operations on December 31, 2007. The Fund has three classes of shares authorized: Class A, Class I and Class R. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid were subject to a contingent deferred sales charge of 1% if the shares were sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 — Quoted prices in active markets for identical investments

•                  Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$83,113,262	$—	$—	$83,113,262
Short Term Investments	1,485,008	—	—	1,485,008
TOTAL	$84,598,270	$—	$—	$84,598,270

For the nine months ended January 31, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency,  less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at January 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or a specific share class of the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2010, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$5,350,497
Gross depreciation (excess of tax cost over value)	(3,736,268)
Net unrealized appreciation	$1,614,229
Cost of investments for income tax purposes	$82,984,041

ALPS/GNI Long Short Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

January 31, 2010

		Value
	Shares	(Note 1)
COMMON STOCKS (71.05%)
BASIC MATERIALS (9.19%)
Mining (9.19%)
Lihir Gold, Ltd., ADR(a)	19,000	$460,750
Newmont Mining Corp.(a)	11,500	492,890
		953,640

TOTAL BASIC MATERIALS		953,640

COMMUNICATIONS (14.29%)
Internet (10.78%)
AsiaInfo Holdings, Inc.(a)(b)	20,000	478,000
Drugstore.Com, Inc.(a)(b)	165,000	468,600
eBay, Inc.(a)(b)	7,500	172,650
		1,119,250

Telecommunications (3.51%)
DigitalGlobe, Inc.(b)	15,500	364,715

TOTAL COMMUNICATIONS		1,483,965

CONSUMER, NON-CYCLICAL (23.88%)
Agriculture (5.26%)
Philip Morris International, Inc.(a)	12,000	546,120

Biotechnology (13.35%)
Human Genome Sciences, Inc.(a)(b)	27,000	714,690
Life Technologies Corp.(a)(b)	13,500	671,085
		1,385,775
Pharmaceuticals (5.27%)
Mylan, Inc.(a)(b)	30,000	546,900

TOTAL CONSUMER, NON-CYCLICAL		2,478,795

INDUSTRIAL (9.32%)
Electrical Components & Equipment (9.32%)
Harbin Electric, Inc.(a)(b)	31,500	534,870
SmartHeat, Inc.(a)(b)	38,000	432,820
		967,690

TOTAL INDUSTRIAL		967,690

TECHNOLOGY (14.37%)
Computers (8.86%)
Compellent Technologies, Inc.(a)(b)	28,500	566,580
Hewlett-Packard Co.	7,500	353,025
		919,605

Software (5.51%)
Salesforce.com, Inc.(b)	9,000	571,950

TOTAL TECHNOLOGY		1,491,555

TOTAL COMMON STOCKS
(Cost $8,427,319)		7,375,645

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED OPTIONS (8.92%)
PURCHASED CALL OPTIONS (0.59%)
Oshkosh Corp.	February, 2010	$45.00	250	3,750
Oshkosh Corp.	February, 2010	35.00	250	57,500

TOTAL PURCHASED CALL OPTIONS
(Cost $80,250)				61,250

PURCHASED PUT OPTIONS (8.33%)
Human Genome Sciences, Inc.	March, 2010	26.00	500	82,500
Oshkosh Corp.	February, 2010	35.00	1,250	156,250
Powershares QQQ	March, 2010	46.00	700	247,800
SPDR S&P 500 ETF Trust	March, 2010	112.00	600	378,000

TOTAL PURCHASED PUT OPTIONS
(Cost $555,625)				864,550

TOTAL PURCHASED OPTIONS
(Cost $635,875)				925,800

			Shares/
			Principal	Value
	7-Day Yield		Amount	(Note 1)
SHORT TERM INVESTMENTS (22.10%)
U.S. GOVERNMENT & AGENCY OBLIGATIONS
U.S. Treasury Bill DN
3/25/10(a)			$2,000,000	1,999,957

MONEY MARKET FUND
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00	% (c)	294,049	294,049

TOTAL SHORT TERM INVESTMENTS
(Cost $2,294,006)				2,294,006

TOTAL INVESTMENTS - (102.07%)
(Cost $11,357,200)				$10,595,451

Liabilities in Excess of Other Assets (-2.07%)				(215,359)

NET ASSETS (100.00)%				$10,380,092

	Expiration	Exercise	Number of	Value
SCHEDULE OF OPTIONS WRITTEN	Date	Price	Contracts	(Note 1)
PUT OPTIONS WRITTEN
Powershares QQQ	March, 2010	$43.00	700	$(112,700)
SPDR S&P 500 ETF Trust	March, 2010	102.00	600	(118,200)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $109,247)				$(230,900)

TOTAL OPTIONS WRITTEN
(Premiums received $109,247)				$(230,900)

		Value
SCHEDULE OF SECURITIES SOLD SHORT	Shares	(Note 1)
COMMON STOCKS
Activision Blizzard, Inc.	(28,000)	$(284,480)
Aegean Marine Petroleum Network, Inc.	(3,250)	(101,108)
Barnes & Noble, Inc.	(16,000)	(279,680)
Boyd Gaming Corp.	(36,000)	(280,800)
Ciena Corp.	(12,500)	(159,375)
Dell, Inc.	(20,000)	(258,000)
Digital River, Inc.	(7,000)	(175,910)
DR Horton, Inc.	(25,500)	(300,645)
FedEx Corp.	(2,500)	(195,875)
First Solar, Inc.	(2,500)	(283,250)
Foot Locker, Inc.	(20,000)	(225,800)
Freeport-McMoRan Copper & Gold, Inc.	(1,500)	(100,035)
Garmin, Ltd.	(5,000)	(161,550)
The Goldman Sachs Group, Inc.	(1,350)	(200,772)
Macy’s, Inc.	(7,000)	(111,510)
Marriott International, Inc., Class A	(6,000)	(157,380)
Navios Maritime Partners LP	(6,500)	(106,990)
Office Depot, Inc.	(42,500)	(241,400)
Palm, Inc.	(9,000)	(93,510)
RF Micro Devices, Inc.	(37,500)	(144,375)
XL Capital, Ltd.	(16,000)	(268,320)

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,399,081)		$(4,130,765)

Common Abbreviations:

ADR - American Depositary Receipt

DN - Discount Note

ETF -  Exchange Traded Fund

LP - Limited Partnerships

Ltd. - Limited

SPDR - Standard & Poor’s Depositary Receipt

(a) All or portion of the security is pledged as collateral on written options and/or short sales as of January 31, 2010.

(b) Non-Income Producing Security.

(c) Less than 0.005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See accompanying Notes to Quarterly Statement of Investments.

ALPS/GNI Long-Short Fund

Notes to Quarterly Statement of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS/GNI Long-Short Fund (the “Fund”) is one of seven separate series offered to the public under the Trust as of January 31, 2010. This Fund commenced operations on November 2, 2009. The Fund has two classes of shares authorized: Class A and Class I. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months. The Fund’s investment objective is to achieve long-term capital appreciation, with an added emphasis on the preservation of capital during unfavorable market conditions.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when GNI Capital, Inc. (“GNI” or “Sub-Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Sub-Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 — Quoted prices in active markets for identical investments

•                  Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Common Stocks	$7,375,645	$—	$—	$7,375,645
Purchased Options	925,800	—	—	925,800
Short Term Investments	2,294,006	—	—	2,294,006
TOTAL	$10,595,451	$—	$—	$10,595,451
Liabilities:
Other Financial Instruments
Written Options and Securities Sold Short	$4,361,665	$—	$—	$4,361,665
TOTAL	$4,361,665	$—	$—	$4,361,665

For the period ended January 31, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the

Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the period ended January 31, 2010 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, November 2, 2009	—	$—
Positions opened	295	30,689
Exercised	—	—
Expired	—	—
Closed	(295)	(30,689)
Outstanding, January 31, 2010	—	$—
Market Value, January 31, 2010		$—

Written Put Options	Contracts	Premiums
Outstanding, November 2, 2009	—	$—
Positions opened	1,420	118,962
Exercised	—	—
Expired	—	—
Closed	(120)	(9,715)
Outstanding, January 31, 2010	1,300	$109,247
Market Value, January 31, 2010		$230,900

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency,  less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at January 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or a specific share class of the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2010, the cost of securities held long on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$276,840
Gross depreciation (excess of tax cost over value)	(1,093,845)
Net unrealized depreciation	$(817,005)
Cost of investments for income tax purposes	$11,412,456

Vulcan Value Partners Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

January 31, 2010

		Value
	Shares	(Note 1)
COMMON STOCKS (97.54%)
COMMUNICATIONS (31.67%)
Internet (5.97%)
Google, Inc.(a)	109	$57,707

Media (25.70%)
Comcast Corp.	2,862	43,331
DIRECTV(a)	1,905	57,816
Discovery Communications, Inc.(a)	1,466	43,482
The Walt Disney Co.	2,014	59,513
Time Warner Cable, Inc.	1,015	44,244
		248,386

TOTAL COMMUNICATIONS		306,093

CONSUMER, NON-CYCLICAL (39.33%)
Beverages (12.56%)
Diageo PLC	646	43,405
Dr Pepper Snapple Group, Inc.	1,239	34,271
The Coca-Cola Co.	806	43,726
		121,402

Commercial Services (6.13%)
Mastercard, Inc.	237	59,226

Cosmetics & Personal Care (2.67%)
The Procter & Gamble Co.	420	25,851

Healthcare-Products (4.62%)
Johnson & Johnson	711	44,693

Household Products & Wares (7.10%)
Church & Dwight Co., Inc.	420	25,322
Fortune Brands, Inc.	1,040	43,233
		68,555

Pharmaceuticals (6.25%)
Teva Pharmaceutical Industries, Ltd.	1,064	60,350

TOTAL CONSUMER, NON-CYCLICAL		380,077

FINANCIAL (9.15%)
Insurance (9.15%)
Chubb Corp.	881	44,050
Everest Re Group, Ltd.	518	44,413
		88,463

TOTAL FINANCIAL		88,463

INDUSTRIAL (4.48%)
Aerospace & Defense (4.48%)
The Boeing Co.			715	43,329

TOTAL INDUSTRIAL				43,329

TECHNOLOGY (12.91%)
Computers (8.61%)
Dell, Inc.(a)			3,273	42,221
Hewlett-Packard Co.			870	40,951
				83,172

Software (4.30%)
Microsoft Corp.			1,476	41,594

TOTAL TECHNOLOGY				124,766

TOTAL COMMON STOCKS (Cost $943,882)				942,728

				Value
	7-Day Yield		Shares	(Note 1)
SHORT TERM INVESTMENTS (9.60%)
MONEY MARKET FUND (9.60%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00	%(b)	92,723	92,723

TOTAL SHORT TERM INVESTMENTS (Cost $92,722)				92,723

TOTAL INVESTMENTS (107.14%) (Cost $1,036,604)				$1,035,451

Liabilities In Excess Of Other Assets (-7.14%)				(68,960)

NET ASSETS (100.00%)				$966,491

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

(a)         Non-Income Producing Security.

(b)         Less than 0.005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See accompanying Notes to Quarterly Statement of Investments.

Vulcan Value Partners Small Cap Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

January 31, 2010

		Value
	Shares	(Note 1)
COMMON STOCKS (99.88%)
COMMUNICATIONS (13.71%)
Media (6.80%)
Discovery Communications, Inc.(a)	2,208	$65,489

Telecommunications (6.91%)
RCN Corp.(a)	6,785	66,561

TOTAL COMMUNICATIONS		132,050

CONSUMER, CYCLICAL (31.69%)
Entertainment (4.56%)
Speedway Motorsports, Inc.	2,642	43,910

Leisure Time (8.36%)
Harley-Davidson, Inc.	1,742	39,613
Polaris Industries, Inc.	925	40,894
		80,507

Retail (18.77%)
Darden Restaurants, Inc.	1,068	39,473
JOS A Bank Clothiers, Inc.(a)	1,361	57,040
Nathan’s Famous, Inc.(a)	2,675	40,259
Sonic Corp.(a)	5,220	44,005
		180,777

TOTAL CONSUMER, CYCLICAL		305,194

CONSUMER, NON-CYCLICAL (17.48%)
Beverages (4.05%)
Dr Pepper Snapple Group, Inc.	1,412	39,056

Commercial Services (8.89%)
Heartland Payment Systems, Inc.	3,079	43,937
Towers Watson & Co.	955	41,667
		85,604

Food (4.54%)
Ruddick Corp.	1,541	43,687

TOTAL CONSUMER, NON-CYCLICAL		168,347

FINANCIAL (21.78%)
Diversified Financial Services (5.97%)
The NASDAQ OMX Group, Inc.(a)	3,198	57,532

Insurance (15.81%)
Arthur J Gallagher & Co.			1,800	40,590
Brown & Brown, Inc.			1,115	19,624
Everest Re Group, Ltd.			513	43,984
Markel Corp.(a)			60	19,501
ProAssurance Corp.(a)			562	28,527
				152,226

TOTAL FINANCIAL				209,758

INDUSTRIAL (6.95%)
Machinery-Diversified (2.77%)
IDEX Corp.			947	26,724

Miscellaneous Manufacturers (4.18%)
Donaldson Co., Inc.			1,052	40,229

TOTAL INDUSTRIAL				66,953

TECHNOLOGY (8.27%)
Computers (3.94%)
Jack Henry & Associates, Inc.			1,729	37,969

Software (4.33%)
Fair Isaac Corp.			1,904	41,755

TOTAL TECHNOLOGY				79,724

TOTAL COMMON STOCKS (Cost $921,784)				962,026

				Value
	7-Day Yield		Shares	(Note 1)
SHORT TERM INVESTMENTS (0.68%)
MONEY MARKET FUND (0.68%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00	%(b)	6,492	6,492

TOTAL SHORT TERM INVESTMENTS (Cost $6,492)				6,492

TOTAL INVESTMENTS (100.56%) (Cost $928,276)				$968,518

Liabilities In Excess Of Other Assets (-0.56%)				(5,358)

NET ASSETS (100.00%)				$963,160

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

(a)         Non-Income Producing Security.

(b)         Less than 0.005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See accompanying Notes to Quarterly Statement of Investments.

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

Notes to Quarterly Statement of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”) are two of seven separate series offered to the public under the Trust as of January 31, 2010. Each Fund commenced operations on December 30, 2009. Each Fund has one class of shares authorized.  Each Fund seeks to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). Each Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

Each Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•      Level 1 — Quoted prices in active markets for identical investments

•      Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2010.

Vulcan Value Partners Fund:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$942,728	$—	$—	$942,728
Short Term Investments	92,723	—	—	92,723
TOTAL	$1,035,451	$—	$—	$1,035,451

Vulcan Value Partners Small Cap Fund:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$962,026	$—	$—	$962,026
Short Term Investments	6,492	—	—	6,492
TOTAL	$968,518	$—	$—	$968,518

For the period ended January 31, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in each Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Funds did not have forward foreign currency contracts at January 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by  each Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of January 31, 2010, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

		Vulcan Value Partners
	Vulcan Value Partners Fund	Small Cap Fund
Gross appreciation (excess of value over tax cost)	$110,810	$139,428
Gross depreciation (excess of tax cost over value)	(111,963)	(99,186)
Net unrealized appreciation/depreciation	$(1,153)	40,242
Cost of investments for income tax purposes	$1,036,604	928,276

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	April 1, 2010